Investment Strategy	Nov. 26, 2025
VistaShares BitBonds 1-3 Yr Enhanced Weekly Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide income and capital appreciation. The Fund implements its dual-pronged investment strategy by investing approximately 80% of its total assets in U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to short-term U.S. Treasury securities with a remaining maturity of greater than or equal to one year and less than three years. The remaining approximately 20% of the Fund’s total assets are invested indirectly by using a synthetic covered call strategy described below, which is designed to provide income and indirect exposure to the share price returns of one or more U.S.-listed exchange-traded products (“ETPs”) that seek exposure to Bitcoin, which is a “cryptocurrency” (each an “Underlying ETP” and collectively, the “Underlying ETPs”).

Primarily through the Fund’s Synthetic Covered Call Strategy, under normal market conditions, the Fund seeks to achieve an annual income target of double the published annual yield for U.S. Treasury securities with a remaining maturity of greater than or equal to one year and less than three years

Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives to track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

U.S. Treasuries Allocation (~80%)

The Fund’s primary investment focus is to invest approximately 80% of its total assets to U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to one year and less than three years. The Fund’s investment sub-adviser, VistaShares, LLC (the “Sub-Adviser” or “VistaShares”) manages the Fund’s U.S. Treasuries Allocation portfolio. When buying and selling U.S. Treasury securities and related investments, VistaShares will primarily consider maintaining the Fund’s targeted investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to one year and less than three years.

Backed by the full faith and credit of the U.S. government, U.S. Treasury securities present minimal default risk. In addition, their value is generally less affected by stock market volatility and broader economic trends, providing stability to the Fund’s portfolio. The Fund’s portfolio of U.S. Treasury securities and related investments is designed to seek to preserve capital and provide predictable returns. In addition, the Fund’s U.S. Treasury holdings will also serve as collateral for the Fund’s options strategies described below.

Bitcoin-Related Allocation (~20%)

The Fund’s secondary investment focus is to invest approximately 20% of its total assets indirectly by using a synthetic covered call strategy described below, which is designed to provide income and indirect exposure to the share price returns of one or more Underlying ETPs that seek exposure to Bitcoin. An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and
●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund’s investment adviser Tidal Investments LLC (the “Adviser”) manages the Fund’s Bitcoin-related portfolio. When the Fund invests indirectly in one or more Underlying ETPs, the Adviser will use a synthetic covered call strategy to seek to provide income and indirect exposure to the share price returns of the Underlying ETPs.

Synthetic Covered Call Strategy

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

To implement its synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that correspond to an Underlying ETP and whose values are based on the share price of such Underlying ETP.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of an Underlying ETP) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.
●	Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

The values of the Fund’s options contracts are based on the share price of the corresponding Underlying ETP, which gives the Fund the right or obligation to receive or deliver shares of such Underlying ETP on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

The Fund’s synthetic covered call strategy consists of the following elements:

●	Synthetic long exposure to an Underlying ETP, which allows the Fund to seek to participate in the changes, up or down, in the price of the Underlying ETP’s shares.
●	Covered call writing (where an Underlying ETP’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to an Underlying ETP, the Fund will buy call options on that Underlying ETP and, simultaneously, sell put options on the Underlying ETP to try to replicate the price movements of the Underlying ETP. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of their corresponding Underlying ETP at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of their corresponding Underlying ETP for the duration of the applicable options exposure.

In addition to employing its synthetic options strategies described above, the Fund may achieve similar indirect exposure to each Underlying ETP by purchasing deep in-the-money (ITM) call options. Deep ITM call options have strike prices significantly below the current share price of the corresponding Underlying ETP, allowing the Fund to replicate the price movements of the Underlying ETP with minimal intrinsic value risk. The deep ITM call option approach may serve as an alternative to the synthetic long strategy or may be used in conjunction with it, depending on market conditions and the Adviser’s discretion.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund may write (sell) call option contracts on an Underlying ETP to generate income. Since the Fund does not directly own the Underlying ETP, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of each Underlying ETP’s share price appreciation (generally no more than 15%) in a given month. The call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and a strike price that is approximately 0%-15% above the then-current share price of their corresponding Underlying ETP at the time of such sales.

It is important to note that the sale of the call option contracts on a particular Underlying ETP will limit the Fund’s participation in the appreciation in that Underlying ETP’s share price. If the share price of that Underlying ETP increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying ETP’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to an Underlying ETP and the sold (short) Underlying ETP call positions) will limit the Fund’s participation in gains in such Underlying ETP’s share price beyond a certain point.

Covered Call Spread Strategy

The Adviser may also employ a Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of an Underlying ETP’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of an Underlying ETP is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if an Underlying ETP’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate income to support such distributions in the following ways:

●	Writing (selling) call option contracts on each Underlying ETP as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in share prices of the Underlying ETP. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in this Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of an Underlying ETP. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of: (1) U.S. Treasury securities with a remaining maturity of greater than or equal to one year and less than three years; (2) U.S. Treasury futures that provide investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to one year and less than three years; (3) ETFs that provide investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to one year and less than three years; and (4) derivative instruments that provide investment exposure to Underlying ETPs that invest in Bitcoin directly or indirectly as their primary underlying asset.

The Fund reallocates portfolio holdings at least monthly to seek to maintain a balanced notional exposure of approximately 80% of the Fund’s total assets to the U.S. Treasuries Allocation and 20% of the Fund’s total assets to the Bitcoin Related Allocation. However, between reallocation dates, the allocation between the two strategies may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	The Fund implements its dual-pronged investment strategy by investing approximately 80% of its total assets in U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to short-term U.S. Treasury securities with a remaining maturity of greater than or equal to one year and less than three years.
VistaShares BitBonds 5 Yr Enhanced Weekly Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide income and capital appreciation. The Fund implements its dual-pronged investment strategy by investing approximately 80% of its total assets in U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to mid-term U.S. Treasury securities with a remaining maturity of greater than or equal to three years and less than seven years. The remaining approximately 20% of the Fund’s total assets are indirectly by using a synthetic covered call strategy described below, which is designed to provide income and indirect exposure to the share price returns of one or more U.S.-listed exchange-traded products (“ETPs”) that seek exposure to Bitcoin, which is a “cryptocurrency” (each an “Underlying ETP” and collectively, the “Underlying ETPs”).

Primarily through the Fund’s Synthetic Covered Call Strategy, under normal market conditions, the Fund seeks to achieve an annual income target of double the published annual yield for U.S. Treasury securities with a remaining maturity of greater than or equal to three years and less than seven years.

Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives to track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

U.S. Treasuries Allocation (~80%)

The Fund’s primary investment focus is to invest approximately 80% of its total assets to U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to mid-term U.S. Treasury securities with a remaining maturity of greater than or equal to three years and less than seven years. The Fund’s investment sub-adviser, VistaShares, LLC (the “Sub-Adviser” or “VistaShares”) manages the Fund’s U.S. Treasuries Allocation portfolio. When buying and selling U.S. Treasury securities and related investments, VistaShares will primarily consider maintaining the Fund’s targeted investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to three years and less than seven years.

Backed by the full faith and credit of the U.S. government, U.S. Treasury securities present minimal default risk. In addition, their value is generally less affected by stock market volatility and broader economic trends, providing stability to the Fund’s portfolio. The Fund’s portfolio of U.S. Treasury securities and related investments is designed to seek to preserve capital and provide predictable returns. In addition, the Fund’s U.S. Treasury holdings will also serve as collateral for the Fund’s options strategies described below.

Bitcoin-Related Allocation (~20%)

The Fund’s secondary investment focus is to invest approximately 20% of its total assets indirectly by using a synthetic covered call strategy described below, which is designed to provide income and indirect exposure to the share price returns of one or more Underlying ETPs that seek exposure to Bitcoin. An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and
●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund’s investment adviser Tidal Investments LLC (the “Adviser”) manages the Fund’s Bitcoin-related portfolio. When the Fund invests indirectly in one or more Underlying ETPs, the Adviser will use a synthetic covered call strategy to seek to provide income and indirect exposure to the share price returns of the Underlying ETPs.

Synthetic Covered Call Strategy

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

To implement its synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that correspond to an Underlying ETP and whose values are based on the share price of such Underlying ETP.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of an Underlying ETP) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.
●	Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

The values of the Fund’s options contracts are based on the share price of the corresponding Underlying ETP, which gives the Fund the right or obligation to receive or deliver shares of such Underlying ETP on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

The Fund’s synthetic covered call strategy consists of the following elements:

●	Synthetic long exposure to an Underlying ETP, which allows the Fund to seek to participate in the changes, up or down, in the price of the Underlying ETP’s shares.
●	Covered call writing (where an Underlying ETP’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to an Underlying ETP, the Fund will buy call options on that Underlying ETP and, simultaneously, sell put options on the Underlying ETP to try to replicate the price movements of the Underlying ETP. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of their corresponding Underlying ETP at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of their corresponding Underlying ETP for the duration of the applicable options exposure.

In addition to employing its synthetic options strategies described above, the Fund may achieve similar indirect exposure to each Underlying ETP by purchasing deep in-the-money (ITM) call options. Deep ITM call options have strike prices significantly below the current share price of the corresponding Underlying ETP, allowing the Fund to replicate the price movements of the Underlying ETP with minimal intrinsic value risk. The deep ITM call option approach may serve as an alternative to the synthetic long strategy or may be used in conjunction with it, depending on market conditions and the Adviser’s discretion.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund may write (sell) call option contracts on an Underlying ETP to generate income. Since the Fund does not directly own the Underlying ETP, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of each Underlying ETP’s share price appreciation (generally no more than 15%) in a given month. The call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and a strike price that is approximately 0%-15% above the then-current share price of their corresponding Underlying ETP at the time of such sales.

It is important to note that the sale of the call option contracts on a particular Underlying ETP will limit the Fund’s participation in the appreciation in that Underlying ETP’s share price. If the share price of that Underlying ETP increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying ETP’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to an Underlying ETP and the sold (short) Underlying ETP call positions) will limit the Fund’s participation in gains in such Underlying ETP’s share price beyond a certain point.

Covered Call Spread Strategy

The Adviser may also employ a Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of an Underlying ETP’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of an Underlying ETP is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if an Underlying ETP’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate income to support such distributions in the following ways:

●	Writing (selling) call option contracts on each Underlying ETP as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in share prices of the Underlying ETP. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in this Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of an Underlying ETP. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of: (1) U.S. Treasury securities with a remaining maturity of greater than or equal to three years and less than seven years; (2) U.S. Treasury futures that provide investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to three years and less than seven years; (3) ETFs that provide investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to three years and less than seven years; and (4) derivative instruments that provide investment exposure to Underlying ETPs that invest in Bitcoin directly or indirectly as their primary underlying asset.

The Fund reallocates portfolio holdings at least monthly to seek to maintain a balanced notional exposure of approximately 80% of the Fund’s total assets to the U.S. Treasuries Allocation and 20% of the Fund’s total assets to the Bitcoin Related Allocation. However, between reallocation dates, the allocation between the two strategies may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	The Fund implements its dual-pronged investment strategy by investing approximately 80% of its total assets in U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to mid-term U.S. Treasury securities with a remaining maturity of greater than or equal to three years and less than seven years.
VistaShares BitBonds 10 Yr Enhanced Weekly Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide income and capital appreciation. The Fund implements its dual-pronged investment strategy by investing approximately 80% of its total assets in U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to mid-term U.S. Treasury securities with a remaining maturity of greater than or equal to eight years and less than twelve years. The remaining approximately 20% of the Fund’s total assets are invested indirectly by using a synthetic covered call strategy described below, which is designed to provide income and indirect exposure to the share price returns of one or more U.S.-listed exchange-traded products (“ETPs”) that seek exposure to Bitcoin, which is a “cryptocurrency” (each an “Underlying ETP” and collectively, the “Underlying ETPs”).

Primarily through the Fund’s Synthetic Covered Call Strategy, under normal market conditions, the Fund seeks to achieve an annual income target of double the published annual yield for U.S. Treasury securities with a remaining maturity of greater than or equal to eight years and less than twelve years.

Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives to track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

U.S. Treasuries Allocation (~80%)

The Fund’s primary investment focus is to invest approximately 80% of its total assets to U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to long-term U.S. Treasury securities with a remaining maturity of greater than or equal to eight years and less than twelve years. The Fund’s investment sub-adviser, VistaShares, LLC (the “Sub-Adviser” or “VistaShares”) manages the Fund’s U.S. Treasuries Allocation portfolio. When buying and selling U.S. Treasury securities and related investments, VistaShares will primarily consider maintaining the Fund’s targeted investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to eight years and less than twelve years.

Backed by the full faith and credit of the U.S. government, U.S. Treasury securities present minimal default risk. In addition, their value is generally less affected by stock market volatility and broader economic trends, providing stability to the Fund’s portfolio. The Fund’s portfolio of U.S. Treasury securities and related investments is designed to seek to preserve capital and provide predictable returns. In addition, the Fund’s U.S. Treasury holdings will also serve as collateral for the Fund’s options strategies described below.

Bitcoin-Related Allocation (~20%)

The Fund’s secondary investment focus is to invest approximately 20% of its total assets indirectly by using a synthetic covered call strategy described below, which is designed to provide income and indirect exposure to the share price returns of one or more Underlying ETPs that seek exposure to Bitcoin. An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and
●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund’s investment adviser Tidal Investments LLC (the “Adviser”) manages the Fund’s Bitcoin-related portfolio. When the Fund invests indirectly in one or more Underlying ETPs, the Adviser will use a synthetic covered call strategy to seek to provide income and indirect exposure to the share price returns of the Underlying ETPs.

Synthetic Covered Call Strategy

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

To implement its synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that correspond to an Underlying ETP and whose values are based on the share price of such Underlying ETP.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of an Underlying ETP) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.
●	Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

The values of the Fund’s options contracts are based on the share price of the corresponding Underlying ETP, which gives the Fund the right or obligation to receive or deliver shares of such Underlying ETP on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

The Fund’s synthetic covered call strategy consists of the following elements:

●	Synthetic long exposure to an Underlying ETP, which allows the Fund to seek to participate in the changes, up or down, in the price of the Underlying ETP’s shares.
●	Covered call writing (where an Underlying ETP’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to an Underlying ETP, the Fund will buy call options on that Underlying ETP and, simultaneously, sell put options on the Underlying ETP to try to replicate the price movements of the Underlying ETP. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of their corresponding Underlying ETP at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of their corresponding Underlying ETP for the duration of the applicable options exposure.

In addition to employing its synthetic options strategies described above, the Fund may achieve similar indirect exposure to each Underlying ETP by purchasing deep in-the-money (ITM) call options. Deep ITM call options have strike prices significantly below the current share price of the corresponding Underlying ETP, allowing the Fund to replicate the price movements of the Underlying ETP with minimal intrinsic value risk. The deep ITM call option approach may serve as an alternative to the synthetic long strategy or may be used in conjunction with it, depending on market conditions and the Adviser’s discretion.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund may write (sell) call option contracts on an Underlying ETP to generate income. Since the Fund does not directly own the Underlying ETP, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of each Underlying ETP’s share price appreciation (generally no more than 15%) in a given month. The call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and a strike price that is approximately 0%-15% above the then-current share price of their corresponding Underlying ETP at the time of such sales.

It is important to note that the sale of the call option contracts on a particular Underlying ETP will limit the Fund’s participation in the appreciation in that Underlying ETP’s share price. If the share price of that Underlying ETP increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying ETP’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to an Underlying ETP and the sold (short) Underlying ETP call positions) will limit the Fund’s participation in gains in such Underlying ETP’s share price beyond a certain point.

Covered Call Spread Strategy

The Adviser may also employ a Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of an Underlying ETP’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of an Underlying ETP is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if an Underlying ETP’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate income to support such distributions in the following ways:

●	Writing (selling) call option contracts on each Underlying ETP as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in share prices of the Underlying ETP. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in this Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of an Underlying ETP. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of: (1) U.S. Treasury securities with a remaining maturity of greater than or equal to eight years and less than twelve years; (2) U.S. Treasury futures that provide investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to eight years and less than twelve years; (3) ETFs that provide investment exposure to U.S. Treasury securities with a remaining maturity of greater than or equal to eight years and less than twelve years; and (4) derivative instruments that provide investment exposure to Underlying ETPs that invest in Bitcoin directly or indirectly as their primary underlying asset.

The Fund reallocates portfolio holdings at least monthly to seek to maintain a balanced notional exposure of approximately 80% of the Fund’s total assets to the U.S. Treasuries Allocation and 20% of the Fund’s total assets to the Bitcoin Related Allocation. However, between reallocation dates, the allocation between the two strategies may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	The Fund implements its dual-pronged investment strategy by investing approximately 80% of its total assets in U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to mid-term U.S. Treasury securities with a remaining maturity of greater than or equal to eight years and less than twelve years.
VistaShares BitBonds 20 Yr Enhanced Weekly Distribution ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide income and capital appreciation.

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to provide income and capital appreciation. The Fund implements its dual-pronged investment strategy by investing approximately 80% of its total assets in U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to mid-term U.S. Treasury securities with a remaining maturity of at least twenty years. The remaining approximately 20% of the Fund’s total assets are invested indirectly by using a synthetic covered call strategy described below, which is designed to provide income and indirect exposure to the share price returns of one or more U.S.-listed exchange-traded products (“ETPs”) that seek exposure to Bitcoin, which is a “cryptocurrency” (each an “Underlying ETP” and collectively, the “Underlying ETPs”).

Primarily through the Fund’s Synthetic Covered Call Strategy, under normal market conditions, the Fund seeks to achieve an annual income target of double the published annual yield for U.S. Treasury securities with a remaining maturity of at least twenty years.

Although Bitcoin may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives to track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

U.S. Treasuries Allocation (~80%)

The Fund’s primary investment focus is to invest approximately 80% of its total assets to U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to long-term U.S. Treasury securities with a remaining maturity of at least twenty years. The Fund’s investment sub-adviser, VistaShares, LLC (the “Sub-Adviser” or “VistaShares”) manages the Fund’s U.S. Treasuries Allocation portfolio. When buying and selling U.S. Treasury securities and related investments, VistaShares will primarily consider maintaining the Fund’s targeted investment exposure to U.S. Treasury securities with a remaining maturity of at least twenty years.

Backed by the full faith and credit of the U.S. government, U.S. Treasury securities present minimal default risk. In addition, their value is generally less affected by stock market volatility and broader economic trends, providing stability to the Fund’s portfolio. The Fund’s portfolio of U.S. Treasury securities and related investments is designed to seek to preserve capital and provide predictable returns. In addition, the Fund’s U.S. Treasury holdings will also serve as collateral for the Fund’s options strategies described below.

Bitcoin-Related Allocation (~20%)

The Fund’s secondary investment focus is to invest approximately 20% of its total assets indirectly by using a synthetic covered call strategy described below, which is designed to provide income and indirect exposure to the share price returns of one or more Underlying ETPs that seek exposure to Bitcoin. An Underlying ETP may include both:

●	an ETP that invests directly in Bitcoin as its primary underlying asset, and
●	an ETP that invests indirectly in Bitcoin via derivatives contracts based on Bitcoin’s prices.

The Fund’s investment adviser Tidal Investments LLC (the “Adviser”) manages the Fund’s Bitcoin-related portfolio. When the Fund invests indirectly in one or more Underlying ETPs, the Adviser will use a synthetic covered call strategy to seek to provide income and indirect exposure to the share price returns of the Underlying ETPs.

Synthetic Covered Call Strategy

●	A traditional covered call strategy is an investment strategy where an investor (the Fund) sells a call option on an underlying security it owns.
●	A synthetic covered call strategy is similar to a traditional covered call strategy in that the investor sells a call option that is based on the value of the underlying security. However, in a synthetic covered call strategy, the investor (the Fund) does not own the underlying security, but rather seeks to synthetically replicate 100% of the price movements of the underlying security through the use of various investment instruments.

To implement its synthetic covered call strategy, the Fund will purchase and sell a combination of standardized exchange-traded and FLexible EXchange® (“FLEX”) call and put option contracts that correspond to an Underlying ETP and whose values are based on the share price of such Underlying ETP.

●	In general, an option contract gives the purchaser of the option contract the right to purchase (for a call option) or sell (for a put option) the underlying asset (like shares of an Underlying ETP) at a specified price (the “strike price”).
●	If exercised, an option contract obligates the seller to deliver shares (for a sold or “short” call) or buy shares (for a sold or “short” put) of the underlying asset at a specified price (the “strike price”).
●	Options contracts must be exercised or traded to close within a specified time frame, or they expire.
●	Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

The values of the Fund’s options contracts are based on the share price of the corresponding Underlying ETP, which gives the Fund the right or obligation to receive or deliver shares of such Underlying ETP on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract.

The Fund’s synthetic covered call strategy consists of the following elements:

●	Synthetic long exposure to an Underlying ETP, which allows the Fund to seek to participate in the changes, up or down, in the price of the Underlying ETP’s shares.
●	Covered call writing (where an Underlying ETP’s call options are sold against the synthetic long portion of the strategy), which allows the Fund to generate income.

1.	Synthetic Long Exposure

To achieve a synthetic long exposure to an Underlying ETP, the Fund will buy call options on that Underlying ETP and, simultaneously, sell put options on the Underlying ETP to try to replicate the price movements of the Underlying ETP. The call options purchased by the Fund and the put options sold by the Fund will generally have one-month to one-year terms and strike prices that are approximately equal to the then-current share price of their corresponding Underlying ETP at the time the contracts are purchased and sold, respectively. The combination of the long call options and sold put options provides the Fund with investment exposure equal to approximately 100% of their corresponding Underlying ETP for the duration of the applicable options exposure.

In addition to employing its synthetic options strategies described above, the Fund may achieve similar indirect exposure to each Underlying ETP by purchasing deep in-the-money (ITM) call options. Deep ITM call options have strike prices significantly below the current share price of the corresponding Underlying ETP, allowing the Fund to replicate the price movements of the Underlying ETP with minimal intrinsic value risk. The deep ITM call option approach may serve as an alternative to the synthetic long strategy or may be used in conjunction with it, depending on market conditions and the Adviser’s discretion.

2.	Covered Call Strategies

Covered Call Strategy

As part of its strategy, the Fund may write (sell) call option contracts on an Underlying ETP to generate income. Since the Fund does not directly own the Underlying ETP, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of each Underlying ETP’s share price appreciation (generally no more than 15%) in a given month. The call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and a strike price that is approximately 0%-15% above the then-current share price of their corresponding Underlying ETP at the time of such sales.

It is important to note that the sale of the call option contracts on a particular Underlying ETP will limit the Fund’s participation in the appreciation in that Underlying ETP’s share price. If the share price of that Underlying ETP increases, the above-referenced synthetic long exposure alone would allow the Fund to experience similar percentage gains. However, if the Underlying ETP’s share price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic long exposure to an Underlying ETP and the sold (short) Underlying ETP call positions) will limit the Fund’s participation in gains in such Underlying ETP’s share price beyond a certain point.

Covered Call Spread Strategy

The Adviser may also employ a Covered Call Spread Strategy when it believes it is a better strategy for the Fund as compared to the Covered Call Strategy. The Fund may write (sell) credit call spreads (described below) rather than stand-alone call option contracts to seek greater participation in the potential appreciation of an Underlying ETP’s share price, while still generating net premium income. The Adviser will primarily employ this covered call spread strategy when it believes that the share price of an Underlying ETP is likely to rise significantly in the short term (e.g., following a substantial selloff or overall positive market news). Additionally, the Adviser may use this strategy in other scenarios (e.g., if the market is undervaluing further out-of-the-money options relative to near-the-money options), where it believes the use of credit call spreads may prove more advantageous to the Fund’s total return than the covered call strategy.

A credit call spread involves selling a call option while simultaneously buying a call option with a higher strike price, both with the same expiration date. By writing credit call spreads, the Fund can potentially offset losses incurred from its short call positions if an Underlying ETP’s share price rises above the strike price.

3.	U.S. Treasuries

The Fund will hold short-term U.S. Treasury securities as collateral in connection with the Fund’s synthetic covered call strategy.

Fund’s Weekly Distributions

The Fund will seek to provide weekly cash distributions. The Fund will seek to generate income to support such distributions in the following ways:

●	Writing (selling) call option contracts on each Underlying ETP as described above. The income comes mainly from the option premiums received from these option sales. A premium, in this context, refers to the price the option buyer pays to the option seller (the Fund) for the rights granted by the option. The amount of these premiums is largely affected by the fluctuations in share prices of the Underlying ETP. However, other elements like interest rates can also influence the income level.

●	Investing in short-term U.S. Treasury securities. The income generated by such securities will be influenced by interest rates at the time of investment.

●	In addition to the income-seeking methodologies stated in this Prospectus, the Fund’s use of the Synthetic Covered Call Spread Strategy may occasionally allow it to capture a substantial portion of any significant increase in the price of an Underlying ETP. When this happens, the Fund could receive profits exceeding the initial cost of the call options, and the Fund’s distributions may include some of those profits.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of: (1) U.S. Treasury securities with a remaining maturity of at least twenty years; (2) U.S. Treasury futures that provide investment exposure to U.S. Treasury securities with a remaining maturity of at least twenty years; (3) ETFs that provide investment exposure to U.S. Treasury securities with a remaining maturity of at least twenty years; and (4) derivative instruments that provide investment exposure to Underlying ETPs that invest in Bitcoin directly or indirectly as their primary underlying asset.

The Fund reallocates portfolio holdings at least monthly to seek to maintain a balanced notional exposure of approximately 80% of the Fund’s total assets to the U.S. Treasuries Allocation and 20% of the Fund’s total assets to the Bitcoin Related Allocation. However, between reallocation dates, the allocation between the two strategies may drift substantially, potentially necessitating more frequent reallocations to maintain the target exposure.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment.

Strategy Portfolio Concentration [Text]	The Fund implements its dual-pronged investment strategy by investing approximately 80% of its total assets in U.S. Treasury securities, U.S. Treasury Futures, and ETFs that provide direct or indirect investment exposure to mid-term U.S. Treasury securities with a remaining maturity of at least twenty years.